Guarantor Financials - Combined Balance Sheets (Condensed) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Feb. 03, 2012	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Assets, Current [Abstract]
Cash and cash equivalents	$ 83.5		$ 1.7	$ 7.0	$ 4.8	$ 5.7	$ 3.2
Receivables, net	58.2		10.1		66.0
Receivables, net			10.1		66.0
Receivable from Ralcorp	4.5		41.3		0
Inventories	77.7		66.6		70.4
Deferred income taxes	3.1		3.8		3.5
Prepaid expenses and other current assets	6.6		4.0		2.3
Notes Receivable, Related Parties	0		7.8		0
Total current assets	233.6		135.3		147.0
Assets, Noncurrent [Abstract]
Property, Plant and Equipment, Net	409.4		412.1		445.9
Goodwill	1,366.4		1,366.2		1,794.1	1,794.5
Other intangible assets, net	739.2		748.6		899.9
Due from Affiliates	0
Investment in partnership	0	60.2	60.2		60.8
Other assets	14.9		0.8		0.3
Total Assets	2,763.5		2,723.2		3,348.0
Liabilities, Current [Abstract]
Notes Payable, Related Parties, Current	0		68.0		0
Long-term Debt, Current Maturities	13.1		0
Accounts payable	34.7		28.8		36.1
Other current liabilities	63.3		37.5		38.1
Total current liabilities	111.1		134.3		74.2
Liabilities, Noncurrent [Abstract]
Long-term Debt, Excluding Current Maturities	934.7		0
Notes Payable, Related Parties, Noncurrent	0		716.5		716.5
Noncurrent deferred tax liabilities	328.5		332.8		404.9
Other liabilities	105.2		104.9		90.7
Total liabilities	1,479.5		1,288.5		1,286.3
Total Ralcorp equity	1,284.0		1,434.7		2,061.7	2,023.3	1,811.3
Total liabilities and Ralcorp equity	2,763.5		2,723.2		3,348.0
Parent Company
Assets, Current [Abstract]
Cash and cash equivalents	70.8		0	0	0	0	0
Receivables, net	0
Receivables, net			0		0
Receivable from Ralcorp	0		0
Inventories	0		0		0
Deferred income taxes	3.0		0		0
Prepaid expenses and other current assets	3.7		0		0
Notes Receivable, Related Parties			0
Total current assets	77.5		0		0
Assets, Noncurrent [Abstract]
Property, Plant and Equipment, Net	0		0		0
Goodwill	0		0		0
Other intangible assets, net	0		0		0
Due from Affiliates	365.9
Investment in partnership	2,144.1		0		0
Other assets	14.1		0		0
Total Assets	2,601.6		0		0
Liabilities, Current [Abstract]
Notes Payable, Related Parties, Current			0
Long-term Debt, Current Maturities	13.1
Accounts payable	0		0		0
Other current liabilities	30.5		0		0
Total current liabilities	43.6		0		0
Liabilities, Noncurrent [Abstract]
Long-term Debt, Excluding Current Maturities	934.7
Notes Payable, Related Parties, Noncurrent	0		0		0
Noncurrent deferred tax liabilities	330.7		0		0
Other liabilities	8.6		0		0
Total liabilities	1,317.6		0		0
Total Ralcorp equity	1,284.0		0		0
Total liabilities and Ralcorp equity	2,601.6		0		0
Guarantors
Assets, Current [Abstract]
Cash and cash equivalents	8.7		0	0	0	0	0
Receivables, net	52.9
Receivables, net			1.3		54.2
Receivable from Ralcorp	4.5		41.3
Inventories	73.3		60.4		64.1
Deferred income taxes	0		3.6		3.3
Prepaid expenses and other current assets	2.4		3.2		1.9
Notes Receivable, Related Parties			0
Total current assets	141.8		109.8		123.5
Assets, Noncurrent [Abstract]
Property, Plant and Equipment, Net	357.6		357.9		386.4
Goodwill	1,360.0		1,359.9		1,787.7
Other intangible assets, net	739.2		748.6		899.9
Due from Affiliates	0
Investment in partnership	0		0		0
Other assets	0.8		0.8		0.3
Total Assets	2,599.4		2,577.0		3,197.8
Liabilities, Current [Abstract]
Notes Payable, Related Parties, Current			0
Long-term Debt, Current Maturities	0
Accounts payable	36.2		24.8		30.8
Other current liabilities	27.7		31.1		31.9
Total current liabilities	63.9		55.9		62.7
Liabilities, Noncurrent [Abstract]
Long-term Debt, Excluding Current Maturities	0
Notes Payable, Related Parties, Noncurrent	365.9		664.5		664.5
Noncurrent deferred tax liabilities	0		335.9		406.9
Other liabilities	88.0		96.8		82.8
Total liabilities	517.8		1,153.1		1,216.9
Total Ralcorp equity	2,081.6		1,423.9		1,980.9
Total liabilities and Ralcorp equity	2,599.4		2,577.0		3,197.8
Non-Guarantors
Assets, Current [Abstract]
Cash and cash equivalents	4.0		1.7	7.0	4.8	5.7	3.2
Receivables, net	9.7
Receivables, net			8.8		11.8
Receivable from Ralcorp	0		0
Inventories	4.4		6.2		6.3
Deferred income taxes	0.1		0.2		0.2
Prepaid expenses and other current assets	0.5		0.8		0.4
Notes Receivable, Related Parties			7.8
Total current assets	18.7		25.5		23.5
Assets, Noncurrent [Abstract]
Property, Plant and Equipment, Net	51.8		54.2		59.5
Goodwill	6.4		6.3		6.4
Other intangible assets, net	0		0		0
Due from Affiliates	0
Investment in partnership	0		60.2		60.8
Other assets	2.2		3.1		2.0
Total Assets	79.1		149.3		152.2
Liabilities, Current [Abstract]
Notes Payable, Related Parties, Current			68.0
Long-term Debt, Current Maturities	0
Accounts payable	2.9		4.0		5.3
Other current liabilities	5.1		6.4		6.2
Total current liabilities	8.0		78.4		11.5
Liabilities, Noncurrent [Abstract]
Long-term Debt, Excluding Current Maturities	0
Notes Payable, Related Parties, Noncurrent	0		52.0		52.0
Noncurrent deferred tax liabilities	0		0		0
Other liabilities	8.6		8.1		7.9
Total liabilities	16.6		138.5		71.4
Total Ralcorp equity	62.5		10.8		80.8
Total liabilities and Ralcorp equity	79.1		149.3		152.2
Eliminations
Assets, Current [Abstract]
Cash and cash equivalents	0		0	0	0	0	0
Receivables, net	(4.4)
Receivables, net			0		0
Receivable from Ralcorp	0		0
Inventories	0		0		0
Deferred income taxes	0		0		0
Prepaid expenses and other current assets	0		0		0
Notes Receivable, Related Parties			0
Total current assets	(4.4)		0		0
Assets, Noncurrent [Abstract]
Property, Plant and Equipment, Net	0		0		0
Goodwill	0		0		0
Other intangible assets, net	0		0		0
Due from Affiliates	(365.9)
Investment in partnership	(2,144.1)		0		0
Other assets	(2.2)		(3.1)		(2.0)
Total Assets	(2,516.6)		(3.1)		(2.0)
Liabilities, Current [Abstract]
Notes Payable, Related Parties, Current			0
Long-term Debt, Current Maturities	0
Accounts payable	(4.4)		0		0
Other current liabilities	0		0		0
Total current liabilities	(4.4)		0		0
Liabilities, Noncurrent [Abstract]
Long-term Debt, Excluding Current Maturities	0
Notes Payable, Related Parties, Noncurrent	(365.9)		0		0
Noncurrent deferred tax liabilities	(2.2)		(3.1)		(2.0)
Other liabilities	0		0		0
Total liabilities	(372.5)		(3.1)		(2.0)
Total Ralcorp equity	(2,144.1)		0		0
Total liabilities and Ralcorp equity	$ (2,516.6)		$ (3.1)		$ (2.0)